Risk information	12 Months Ended
Dec. 31, 2023
Risk information
Risk information

Note 26. Risk information

For further information on SEK’s risk management, see Note 30.

Consolidation of SEK pursuant to the supervisory regulations differs from consolidation in the consolidated financial statements, where no consolidation pursuant to the supervisory regulation was conducted, since the wholly owned subsidiary, SEKETT AB, which is the only company in the Group aside from the Parent Company, is not a financial company. Since no subsidiary is an institute pursuant to the CRR definition, subsidiaries are not subject to the supervisory regulations on an individual basis. The table of credit quality per category in the Statement of Financial Position and the table illustrating the link between the Statement of Financial Position categories and exposures under the CRR, contain carrying amounts. Other tables show amounts in accordance with the capital requirements calculations before the application of conversion factors.

Credit risk

Credit risk is the risk of default on a debt that may arise from a borrower failing to make required payments. A credit risk can be divided into credit default risk, concentration risk, and country risk (see Note 30).

SEK’s credit risks are limited using a risk-based selection of counterparties and are further mitigated by the use of guarantees,credit insurance, netting agreements and collateral.

Risk management

The Risk policy and the Credit Policy

The Risk Policy and the Credit Policy issued by the Board, and the Credit Instruction issued by the Board’s Credit Committee, are the foundations upon which SEK’s credit risk management is based. These policy documents constitute the framework for the level of credit risk that SEK can accept and describe the decision-making structure and credit decision mandate as well as the credit norm. The underlying methodological working papers clarify the credit process, fundamental principles for credit limits and the management of problem loans.

The credit norm is a core concept for SEK’s credit granting and clarifies expectations in terms of credit quality. For a business transaction to be considered to fall within the credit norm, it is necessary for the proposition to satisfy the requirements in the following areas: norm for the risk level and norm for the lending terms.

The Company’s Board establishes an overall framework for SEK’s risk management in the form of policies, risk appetite, capital targets (decided at the Annual General Meeting) and limits. For credit risk, a number of measures are defined for risk appetite. SEK’s risk appetite for credit risk is low. SEK has a natural concentration risk to the Swedish export industry. The Board also decides on the Company’s policy for sustainable business. All credit decisions are to be made in line with the decision-making mandate structure established by the Board for delegated decision-making. SEK’s credit-decision structure and established mandates are built on a decision-making structure based on the duality principle, thus ensuring thorough analysis and assessment of all credit propositions.

Risk reduction

Credit risk is reduced through the use of various credit risk hedges, in the form of guarantees, netting agreements, credit insurance and other forms of collateral.

The guarantors, particularly with regard to lending to exporters’ customers, are predominantly government export credit agencies in the OECD, of which the EKN is the largest. Since credit risk is allocated to a guarantor, SEK’s guaranteed credit risk exposure in reports of its net credit risk exposure largely consists of exposure to government counterparties. Guarantees are also received from financial institutions and, to a lesser extent, non-financial corporations and insurance companies.

The counterparty risk associated with derivative contracts is always documented using ISDA Master Agreements, which also entail a netting agreement, with the support of collateral agreements in the form of a CSA. Approved collateral under the CSAs entered into by SEK always take the form of liquid assets.

SEK also uses various types of collateral to reduce credit risks pertaining to certain types of credit granting. While collateral is significant for individual transactions, it has a limited impact on the total lending portfolio.

Limit setting

SEK utilizes limits to restrict credit risks to a specified level. Limits express the highest permissible exposure to a counterparty for specific tenors and for various types of exposures, such as corporate lending, guarantees, counterparty risk in derivative contracts or liquidity investments. Exposures must be encompassed within the limits that have been decided for the particular counterparties. The overall limits are set by the Board. All limits are reviewed at least once annually.

Testing provisions

SEK applies IFRS 9 for the impairment of financial instruments. Impairment is based on the model for expected credit losses (ECL). The assets being impairment tested are divided into three stages: Stage 1, Stage 2 and Stage 3. Initially, all exposures are in Stage 1. Exposures where there is a significant increase in credit risk are placed in Stage 2 and Stage 3 encompasses exposures in default. Stage 3 impairments are calculated through individual testing based on an expert assessment. Individual testing provisions are made when objective conditions exist that indicate a possible need for the financial asset to be impaired according to Stage 3. The Credit Committee prepares provision proposals from the account managers and credit analysts, which are thereafter determined by the Board’s Credit Committee. The Board adopts the accounts and thereby the provisions. Refer to Note 1(h) for more information on the calculation of expected credit losses under IFRS 9.

Risk measurement

With the exception of a few counterparties, SEK uses, and has permission to use, the Foundation IRB approach for measuring the credit risk inherent in exposures to a majority of SEK’s counterparties. This means that for these exposures SEK uses its own estimates of the probability of default (PD) risk parameter which, per counterparty, reflects the assigned internal rating. Other risk parameters, including loss given default (LGD) and credit conversion factors (CCF), are determined by the Capital Requirements Regulation (CRR).

In the credit assessment process, all of SEK’s counterparties must be risk classified and assigned an internal risk class. In case of internal risk classification, SEK performs its own analysis of the counterparty. The potential impact of ESG factors is taken account of on the counterparty’s repayment ability. In the risk classification process for companies, risk drivers and transmission channels are assessed for the specific counterparty and from a sector perspective. The analysis is based on public information found in, for example, annual and sustainability reports as well as on information obtained through dialogue with the counterparty. The analysis assesses, among other things, how the counterparty manages and mitigates ESG - related risks such as policy changes, technological advances and/or shifts in consumer preferences. The risks can affect the counterparty’s creditworthiness, for example through reduced sales, lower profitability, stranded assets and/or large investment costs (so-called transmission channels) and can lower the counterparty’s internal risk rating.

SEK’s permission from the Swedish FSA to use the Foundation IRB approach encompasses exposures to central governments, regional governments, county councils, multilateral development banks, and companies, including insurance companies and financial institutions. The Swedish FSA has granted SEK permission to apply exceptions from the IRB approach for certain exposures. For these exposures, SEK uses the Standardized approach and external ratings when calculating risk exposure amounts (when no external rating is available, the exposure is assigned a risk weight of 100 percent).

The exempted exposures, for which the Standardized approach are used, are as follows (the permissions are valid as long as these exposures are of minor importance in terms of scope and risk profile):

exposures to small and medium-sized companies (with an annual turnover not exceeding EUR 50 million);

exposures in the Customer Finance business area; and

guarantees for the benefit of small and medium-sized enterprises.

In the assessment of capital adequacy, those counterparties using external ratings are assigned an internal rating under IFRS 9.

Counterparty risk in derivative contracts

Counterparty risk in derivative contracts — which is a type of credit risk — arises when derivatives are used to manage risks. To limit this risk, SEK enters into such transactions solely with counterparties with strong credit ratings. Risk is further reduced by SEK’s entering into ISDA Master Agreements (ISDAs), together with associated CSAs, with its counterparties before entering into derivative contracts. These bilateral CSAs define the maximum permissible risk levels in form of threshold amounts. ISDA and CSA agreements are reviewed continuously to be able to renegotiate the terms as necessary. For counterparty exposures that exceed the threshold amounts and the minimum transfer amount under the relevant CSAs due to market value changes, settlement is demanded so that the counterparty exposure is reduced to the pre-agreed level. There are no thresholds in SEK’s CSAs for variation margin. Additionally, SEK is monitoring the new initial margin requirements for non-centrally cleared transactions according to the European Markets Infrastructure Regulation (EMIR). Furthermore, interest derivative contracts are cleared with a central counterpart according to EMIR. SEK measures the exposures from counterparty risk by using the standardized approach (SA-CCR) described in the CRR.

Risk monitoring

SEK’s exposures are analyzed, reported and followed up regularly in respect of credit portfolio risk concentration and the credit quality of individual debtors. The analysis encompasses, among other things, (i) the size of individual commitments, (ii) domicile and (iii) sector. The analysis refers to both direct exposure and indirect exposure. For the purpose of monitoring and checking large exposures, SEK has defined internal limits, which impose further limitations on the size of such exposures in addition to those stated in the CRR.

Exposures assessed as problem loans, meaning those for which SEK assesses that there is a high probability that the undertaking according to the original agreement will not be fulfilled, are analyzed in greater detail and more frequently. The term “problem loans” encompasses forborne exposures, non-performing receivables, non-performing exposures and defaulted exposures. The intention is to identify, at an early stage, credits with an elevated risk. This is to adapt the exposure, reduce credit losses and ensure that the risk rating reflects the actual risk associated with the particular counterparty.

The credit portfolio is subject to regular stress tests. The results of the scenario analyses and stress tests are reported to the Board and the Finance and Risk Committee on a regular basis. Reporting of credit risk in different segments comprises a central feature of the reporting of credit risk to the Board, the Board’s Finance and Risk Committee, management and the Credit Committee. The senior management and the Board’s Finance and Risk Committee approves all material changes regarding SEK’s IRB system. SEK’s IRB system is validated by the independent risk function at least once annually.

Risk information

For a supplementary and expanded account of the credit risk-related information, refer to the separate risk report, “Capital Adequacy and Risk Management (Pillar 3) Report 2023”.

Risk information, credit risk

The following table shows the maximum credit exposure. Nominal amounts are shown, apart from cash and cash equivalents and derivatives, which are recognized at the carrying amount. Maximum credit risk exposure for loans to credit institutions and loans to the public includes committed but undisbursed loans at year end, which are recognized in nominal amounts.

	December 31, 2023
	Maximum credit risk exposure
	Assets at fair value through	Amortized
Skr mn	profit or loss	costs
Cash and cash equivalents	—	3,482
Treasuries/government bonds	11,525	—
Other interest-bearing securities except loans	41,657	—
Loans in the form of interest-bearing securities	—	51,922
Loans to credit institutions	—	12,560
Loans to the public	—	283,931
Derivatives	6,432	—
Total financial assets	59,614	351,895

	December 31, 2022
	Maximum credit risk exposure
	Assets at fair value through	Amortized
Skr mn	profit or loss	costs
Cash and cash equivalents	—	4,060
Treasuries/government bonds	15,049	—
Other interest-bearing securities except loans	57,226	—
Loans in the form of interest-bearing securities	—	54,528
Loans to credit institutions	—	20,374
Loans to the public	—	280,620
Derivatives	10,304	—
Total financial assets	82,579	359,582

The table below shows the credit quality following risk mitigation (net) per row in the Statement of Financial Position. The figures pertain to carrying amounts. SEK uses guarantees and insurance policies as credit risk hedges. The credit quality of financial assets is assessed using internal and external ratings.

	December 31, 2023
Skr mn	AAA	AA+ to A-	BBB+ to BBB-	BB+ to B-	CCC to D	Carrying amount
Cash and cash equivalents	1,000	2,476	5	1	—	3,482
Treasuries/government bonds	—	11,525	—	—	—	11,525
Other interest-bearing securities except loans	20,572	20,989	—	0	—	41,561
Loans in the form of interest-bearing securities	2,927	17,761	28,782	1,154	603	51,227
Loans to credit institutions	2,918	13,879	1,607	605	—	19,009
Loans to the public	121,022	29,134	39,548	33,798	663	224,165
Derivatives	—	6,354	41	37	—	6,432
Total financial assets	148,439	102,118	69,983	35,595	1,266	357,401
Committed undisbursed loans	47,522	410	2,421	4,467	155	54,975

	December 31, 2022
Skr mn	AAA	AA+ to A-	BBB+ to BBB-	BB+ to B-	CCC to D	Carrying amount
Cash and cash equivalents	3,000	1,060	—	—	—	4,060
Treasuries/government bonds	1,106	13,942	—	—	—	15,048
Other interest-bearing securities except loans	29,922	27,222	—	—	—	57,144
Loans in the form of interest-bearing securities	3,031	16,949	30,238	4,039	—	54,257
Loans to credit institutions	6,434	13,115	2,480	116	—	22,145
Loans to the public	113,495	27,062	39,597	27,468	115	207,737
Derivatives	—	10,257	47	—	—	10,304
Total financial assets	156,988	109,607	72,362	31,623	115	370,695
Committed undisbursed loans	66,058	1,389	5,284	2,638	—	75,369

The table below illustrates the link between the Statement of Financial Position categories and net exposures according to CRR.

	December 31, 2023
		Adjustment
		to carrying			Multilateral
	Carrying	amount from	Central	Regional	development	Public sector	Financial
Skr bn	amount	exposure	governments	governments	banks	entity	institutions	Corporates
Cash and cash equivalents	3.5	-0.8	1.8	—	—	—	2.5	0.0
Treasuries/government bonds	11.5	0.0	11.5	—	—	—	—	—
Other interest-bearing securities except loans	41.6	-0.1	14.1	10.1	4.0	—	13.5	—
Loans in the form of interest-bearing securities	51.2	-0.8	3.1	—	—	—	—	48.9
Loans to credit institutions including cash and cash equivalents[1]	19.0	11.0	2.5	1.0	—	—	3.2	1.3
Loans to the public	224.2	-1.7	125.9	0.8	1.0	—	6.6	91.6
Derivatives	6.4	-0.7	—	—	—	—	7.1	0.0
Other assets	0.3	0.1	0.2	—	—	—	—	—
Total financial assets	357.7	7.0	159.1	11.9	5.0	—	32.9	141.8
Contingent liabilities and commitments[2]	62.4	-0.1	46.8	0.7	0.0	—	0.4	14.6
Total	420.1	6.9	205.9	12.6	5.0	—	33.3	156.4

	December 31, 2022
		Adjustment
		to carrying			Multilateral
	Carrying	amount from	Central	Regional	development	Public sector	Financial
Skr bn	amount	exposure	governments	governments	banks	entity	institutions	Corporates
Cash and cash equivalents	4.1	—	3.0	—	—	—	1.1	0.0
Treasuries/government bonds	15.0	—	15.0	—	—	—	—	—
Other interest-bearing securities except loans	57.1	-0.1	15.0	20.2	5.3	2.1	14.6	—
Loans in the form of interest-bearing securities	54.3	-0.2	3.0	—	—	—	—	51.5
Loans to credit institutions including cash and cash equivalents[1]	22.1	10.7	5.9	1.5	—	—	3.3	0.7
Loans to the public	207.7	-1.3	120.2	0.7	0.8	—	7.1	80.2
Derivatives	10.3	3.9	—	—	—	—	6.4	0.0
Other assets	0.3	0.3	—	—	—	—	—	—
Total financial assets	370.9	13.3	162.1	22.4	6.1	2.1	32.5	132.4
Contingent liabilities and commitments[2]	80.3	-0.3	65.2	0.9	0.4	—	1.1	13.0
Total	451.2	13.0	227.3	23.3	6.5	2.1	33.6	145.4
1	Skr 11.1 billion (2022: Skr 10.7 billion) of the book value for Loans to credit institutions is cash collateral under the CSAs for derivative contracts.
2	Contingent liabilities and commitments, except cash collateral.

Total credit exposures in the Group

Net exposures are recognized after taking the impact of credit risk hedges into account. Gross exposures are recognized without taking the impact of credit risk hedges into account. According to the internal risk follow-up, the amounts coincide with the capital requirements calculations, although without the application of conversion factors. In tables showing the geographical breakdown of exposures, North America is shown excluding Central America.

Total net exposures

	Interest-bearing securities				Committed undisbursed loans,
	and lending				derivatives, etc.				Total
Skr bn	Dec 31, 2023		Dec 31, 2022		Dec 31, 2023		Dec 31, 2022		Dec 31, 2023		Dec 31, 2022
Exposure class	Amount	%	Amount	%	Amount	%	Amount	%	Amount	%	Amount	%
Central governments	159.1	46.3	162.3	46.2	46.8	67.2	65.0	75.0	205.9	49.8	227.3	51.9
Regional governments	11.9	3.5	22.5	6.4	0.7	1.0	0.8	0.9	12.6	3.0	23.3	5.3
Multilateral development banks	5.0	1.4	6.1	1.7	0.0	0.0	0.4	0.5	5.0	1.2	6.5	1.5
Public sector entity	—	—	2.1	0.6	—	—	—	—	—	—	2.1	0.5
Financial institutions	25.8	7.5	26.1	7.4	7.5	10.8	7.5	8.6	33.3	8.1	33.6	7.6
Corporates	141.8	41.3	132.4	37.7	14.6	21.0	13.0	15.0	156.4	37.9	145.4	33.2
Total	343.6	100.0	351.5	100.0	69.6	100.0	86.7	100.0	413.2	100.0	438.2	100.0

Geographical breakdown of credit exposures

Geographical breakdown of gross exposures by exposure class

	December 31, 2023
	Middle
	East/						Western	Central and
	Africa/	Asia excl.		North	Latin		Europe excl.	Eastern
Skr bn	Turkey	Japan	Japan	America	America	Sweden	Sweden	Europe	Total
Central governments	26.4	2.3	0.5	—	42.5	10.0	17.1	—	98.8
Regional governments	1.1	—	—	—	—	8.9	1.3	0.1	11.4
Multilateral development banks	—	—	—	1.0	—	—	3.1	—	4.1
Financial institutions	—	—	0.0	1.4	—	17.7	8.5	6.7	34.3
Corporates	16.1	2.7	—	64.4	12.3	128.9	36.7	3.5	264.6
Total	43.6	5.0	0.5	66.8	54.8	165.5	66.7	10.3	413.2

	December 31, 2022
	Middle
	East/						Western	Central and
	Africa/	Asia excl.		North	Latin		Europe excl.	Eastern
Skr bn	Turkey	Japan	Japan	America	America	Sweden	Sweden	Europe	Total
Central governments	27.7	3.2	2.4	—	42.5	6.7	24.2	—	106.7
Regional governments	1.5	—	—	—	—	16.3	4.1	—	21.9
Multilateral development banks	—	0.3	—	1.1	—	—	3.9	—	5.3
Public sector entity	—	—	—	—	—	—	2.1	—	2.1
Financial institutions	—	—	0.0	0.8	—	16.4	10.0	6.8	34.0
Corporates	18.2	3.9	—	75.8	12.5	118.4	35.8	3.6	268.2
Total	47.4	7.4	2.4	77.7	55.0	157.8	80.1	10.4	438.2

Geographical breakdown of net exposures by exposure class

	December 31, 2023
	Middle
	East/						Western	Central and
	Africa/	Asia excl.		North	Latin		Europe excl.	Eastern
Skr bn	Turkey	Japan	Japan	America	America	Sweden	Sweden	Europe	Total
Central governments	0.0	0.2	0.5	0.5	—	180.9	21.7	2.1	205.9
Regional governments	—	—	—	—	—	11.2	1.3	0.1	12.6
Multilateral development banks	—	—	—	1.0	—	—	4.0	—	5.0
Public sector entity	—	—	—	—	—	—	—	—	—
Financial institutions	0.1	—	0.1	1.8	—	18.3	13.0	—	33.3
Corporates	0.6	0.8	2.4	6.7	3.7	98.2	43.3	0.9	156.4
Total	0.7	1.0	3.0	10.0	3.7	308.4	83.3	3.1	413.2

	December 31, 2022
	Middle
	East/						Western	Central and
	Africa/	Asia excl.		North	Latin		Europe excl.	Eastern
Skr bn	Turkey	Japan	Japan	America	America	Sweden	Sweden	Europe	Total
Central governments	0.0	0.3	2.4	0.8	—	191.3	30.3	2.2	227.3
Regional governments	—	—	—	—	—	19.2	4.1	—	23.3
Multilateral development banks	—	0.3	—	1.1	—	—	5.1	—	6.5
Public sector entity	—	—	—	—	—	—	2.1	—	2.1
Financial institutions	0.1	—	0.2	1.3	—	16.0	15.9	0.1	33.6
Corporates	0.2	1.0	1.3	6.5	3.8	97.0	34.4	1.2	145.4
Total	0.3	1.6	3.9	9.7	3.8	323.5	91.9	3.5	438.2

Impact of credit risk hedges by exposure class and hedge type

The table below shows, on the basis of gross exposure class, a breakdown based on whether or not the amounts are covered by credit risk hedges that are included in the capital adequacy calculations. Credit insurance issued by insurance companies is thus counted as a guarantee. Hedged amounts have been divided in accordance with the hedge issuer’s exposure class and type of hedge. Accordingly, the tables show the hedge types that convert gross exposures to net exposures.

Impact of credit risk hedges

Gross exposures by exposure class

	December 31, 2023
								whereof subject
			Multilateral					to the write-down
	Central	Regional	development	Public	Financial			requirement in
Skr bn	government	governments	banks	Sector Entity	institutions	Corporates	Total	IFRS9[1]
Amounts related to hedges issued by:
Central governments	70.6	1.1	—	—	6.7	99.7	178.1	178.1
of which, guarantees issued by the EKN	70.3	1.1	—	—	6.7	84.6	162.7	162.7
of which, guarantees issued by other export credit agencies	0.3	—	—	—	—	5.0	5.3	5.3
of which, other guarantees	—	—	—	—	—	10.1	10.1	10.1
Regional governments	—	—	—	—	1.0	1.3	2.3	2.3
Multilateral development banks	—	—	—	—	—	1.0	1.0	1.0
Financial institutions	0.1	—	—	—	—	6.7	6.8	6.8
of which, credit default swaps	—	—	—	—	—	—	—	—
of which, guarantees	0.1	—	—	—	—	6.7	6.8	6.8
Corporates	—	—	—	—	—	21.1	21.6	21.6
of which, credit insurance from insurance companies	—	—	—	—	—	18.1	18.6	18.6
of which, other guarantees	—	—	—	—	—	3.0	3.0	3.0
Total hedged exposures	71.2	1.1	—	—	7.7	129.8	209.8	209.8
Unhedged exposures[2]	27.6	10.3	4.1	—	26.6	134.8	203.4	144.1
Total	98.8	11.4	4.1	—	34.3	264.6	413.2	353.9

	December 31, 2022
								whereof subject
			Multilateral					to the write-down
	Central	Regional	development	Public	Financial			requirement in
Skr bn	government	governments	banks	Sector Entity	institutions	Corporates	Total	IFRS9[1]
Amounts related to hedges issued by:
Central governments	72.7	1.5	—	—	8.2	113.1	195.5	195.5
of which, guarantees issued by the EKN	72.3	1.5	—	—	6.7	101.3	181.8	181.8
of which, guarantees issued by other export credit agencies	0.4	—	—	—	—	6.8	7.2	7.2
of which, other guarantees	—	—	—	—	1.5	5.0	6.5	6.5
Regional governments	—	—	—	—	—	1.3	1.3	1.3
Multilateral development banks	—	—	—	—	—	1.2	1.2	1.2
Financial institutions	0.1	—	—	—	—	7.7	7.8	7.8
of which, credit default swaps	—	—	—	—	—	—	—	—
of which, guarantees	0.1	—	—	—	—	7.7	7.8	7.8
Corporates	0.6	—	—	—	—	14.3	14.9	14.9
of which, credit insurance from insurance companies	0.6	—	—	—	—	11.5	12.1	12.1
of which, other guarantees	—	—	—	—	—	2.8	2.8	2.8
Total hedged exposures	73.4	1.5	—	—	8.2	137.6	220.7	220.7
Unhedged exposures[2]	33.3	20.4	5.3	2.1	25.8	130.6	217.5	145.3
Total	106.7	21.9	5.3	2.1	34.0	268.2	438.2	366.0
1	Assets valued at accrued acquisition value, which are subject to the write-down requirements in IFRS 9.
2	Exposures whereby the hedge issuer belongs to the same group as the counterparty in the unhedged exposure have been reported as “Unhedged exposures.” The amounts for these were Skr 29.2 billion (2022: Skr 24.5 billion) for corporates, Skr 0.0 billion (2022: Skr 0.0 billion) for financial institutions and Skr 0.0 billion (2022: Skr 0.0 billion) for central governments.

Gross exposures Europe, excluding Sweden, breakdown by exposure class

	December 31, 2023
	Central	Regional	Multilateral	Public sector	Financial
Skr bn	governments	governments	development banks	entity	institutions	Corporates	Total
Finland	4.2	1.3	—	—	0.2	9.1	14.8
France	6.4	—	—	—	2.5	2.6	11.5
Poland	—	—	—	—	6.7	2.2	8.9
United Kingdom	—	—	—	—	0.1	7.8	7.9
Norway	—	—	—	—	0.1	6.8	6.9
Denmark	—	—	—	—	2.5	4.0	6.5
Germany	3.5	—	—	—	1.3	0.3	5.1
Spain	—	—	—	—	1.4	2.0	3.4
Austria	3.1	—	—	—	—	0.2	3.3
Luxembourg	—	—	3.1	—	—	—	3.1
Italy	—	—	—	—	—	1.5	1.5
Portugal	—	—	—	—	—	1.3	1.3
Serbia	—	—	—	—	—	0.7	0.7
Netherlands	—	—	—	—	0.1	0.5	0.6
Ireland	—	—	—	—	0.2	0.3	0.5
Belgium	—	—	—	—	—	0.4	0.4
Estonia	—	—	—	—	—	0.1	0.1
Czech Republic	—	—	—	—	—	0.1	0.1
Lithuania	—	—	—	—	—	0.1	0.1
Latvia	—	0.1	—	—	—	0.0	0.1
Russian Federation	—	—	—	—	—	0.1	0.1
Iceland	—	—	—	—	—	0.1	0.1
Slovakia	—	—	—	—	—	0.0	0.0
Total	17.2	1.4	3.1	—	15.1	40.2	77.0

	December 31, 2022
	Central	Regional	Multilateral	Public sector	Financial
Skr bn	governments	governments	development banks	entity	institutions	Corporates	Total
Finland	0.0	4.1	—	—	0.2	9.3	13.6
United Kingdom	4.1	—	—	—	0.2	8.0	12.3
Germany	7.3	—	—	2.1	0.6	0.1	10.1
France	5.6	—	—	—	2.5	1.9	10.0
Poland	—	—	—	—	6.7	2.4	9.1
Norway	—	—	—	—	0.1	6.6	6.7
Austria	5.9	—	—	—	—	–	5.9
Denmark	0.6	—	—	—	2.6	2.1	5.3
Spain	—	—	—	—	0.8	3.3	4.1
Netherlands	0.6	—	—	—	2.8	0.6	4.0
Luxembourg	—	—	3.8	—	0.0	–	3.8
Italy	—	—	—	—	—	2.0	2.0
Portugal	—	—	—	—	—	1.0	1.0
Ireland	—	—	—	—	0.3	0.3	0.6
Serbia	—	—	—	—	—	0.5	0.5
Belgium	—	—	—	—	—	0.5	0.5
Lithuania	—	—	—	—	—	0.2	0.2
Czech Republic	—	—	—	—	—	0.2	0.2
Russian Federation	—	—	—	—	—	0.1	0.1
Estonia	—	—	—	—	—	0.1	0.1
Latvia	—	—	—	—	0.1	—	0.1
Iceland	—	—	—	—	—	0.1	0.1
Slovakia	—	—	—	—	—	0.1	0.1
Total	24.1	4.1	3.8	2.1	16.9	39.4	90.4

Net exposures Europe, excluding Sweden, breakdown by exposure class

	December 31, 2023
			Multilateral
	Central	Regional	development	Public sector	Financial
Skr bn	governments	governments	banks	entity	institution	Corporates	Total
France	8.6	—	—	—	1.9	5.6	16.1
Luxembourg	—	—	4.0	—	—	8.2	12.2
Finland	4.6	1.3	—	—	0.4	5.1	11.4
Germany	3.9	—	—	—	2.4	3.1	9.4
United Kingdom	—	—	—	—	2.5	4.6	7.1
Denmark	0.8	—	—	—	2.5	3.6	6.9
Norway	0.5	—	—	—	0.1	5.1	5.7
Belgium	—	—	—	—	0.7	3.0	3.7
Austria	3.1	—	—	—	—	0.2	3.3
Spain	—	—	—	—	2.1	0.5	2.6
Ireland	—	—	—	—	0.3	1.9	2.2
Poland	2.1	—	—	—	—	0.1	2.2
Portugal	—	—	—	—	—	1.3	1.3
Netherlands	0.2	—	—	—	0.1	0.3	0.6
Switzerland	—	—	—	—	0.0	0.6	0.6
Serbia	—	—	—	—	—	0.4	0.4
Italy	—	—	—	—	—	0.2	0.2
Estonia	—	—	—	—	—	0.1	0.1
Czech Republic	—	—	—	—	—	0.1	0.1
Lithuania	—	—	—	—	—	0.1	0.1
Latvia	—	0.1	—	—	—	0.1	0.1
Iceland	—	—	—	—	—	0.1	0.1
Slovakia	—	—	—	—	—	0.1	0.1
Total	23.8	1.4	4.0	—	13.0	44.3	86.5

	December 31, 2022
			Multilateral
	Central	Regional	development	Public sector	Financial
Skr bn	governments	governments	banks	entity	institution	Corporates	Total
France	8.9	—	—	—	3.4	3.9	16.2
Germany	7.9	—	—	2.1	1.8	1.3	13.1
Finland	0.7	4.1	—	—	0.3	6.5	11.6
Luxembourg	—	—	5.1	—	0.0	5.5	10.6
United Kingdom	4.1	—	—	—	2.0	4.4	10.5
Austria	5.9	—	—	—	—	—	5.9
Denmark	1.4	—	—	—	2.6	1.6	5.6
Norway	0.6	—	—	—	0.1	4.7	5.4
Netherlands	0.8	—	—	—	2.9	0.3	4.0
Belgium	—	—	—	—	0.9	2.3	3.2
Poland	2.2	—	—	—	—	0.1	2.3
Spain	—	—	—	—	1.6	0.7	2.3
Ireland	—	—	—	—	0.1	1.4	1.5
Portugal	—	—	—	—	—	1.0	1.0
Switzerland	—	—	—	—	0.1	0.5	0.6
Serbia	—	—	—	—	—	0.5	0.5
Lithuania	—	—	—	—	—	0.2	0.2
Italy	—	—	—	—	—	0.2	0.2
Czech Republic	—	—	—	—	—	0.2	0.2
Estonia	—	—	—	—	—	0.1	0.1
Latvia	—	—	—	—	0.1	—	0.1
Iceland	—	—	—	—	—	0.1	0.1
Slovakia	—	—	—	—	—	0.1	0.1
Total	32.5	4.1	5.1	2.1	15.9	35.6	95.3

Corporate exposures, broken down by industry[1]

	December 31, 2023		December 31, 2022
Skr bn	Gross exposure	Net exposure	Gross exposure	Net exposure
IT and telecom	80.8	16.3	94.6	16.6
Industrials	70.1	56.1	62.4	49.6
Consumer goods	32.7	26.7	32.7	26.4
Utilities	27.8	11.1	30.7	14.7
Materials	31.1	17.7	27.4	15.8
Finance	13.7	24.3	13.3	19.1
Energy	3.7	0.7	4.1	0.7
Healthcare	3.5	2.7	2.8	2.3
Real Estate	0.9	0.5	—	—
Other	0.3	0.3	0.2	0.2
Total	264.6	156.4	268.2	145.4
1	In accordance with the reporting standard (GICS).

Market risk

Market risk is defined as the risk of the Company’s result, capital or value being affected in an adverse manner from changes in the financial markets, such as movements in interest rates, foreign exchange rates, basis spreads or credit spreads. Value encompasses both accounting value and economic value.

Risk management

SEK’s Board establishes SEK’s appetite and strategy for market risk, which clearly define and limit the permissible exposure to market risk. In addition, instructions established by the CEO regulate SEK’s management of market risks. The Chief Risk Officer decides on the method for measuring market risks and proposes changes in limit structures in connection with reviews of risk appetite and limits. Market risk is managed operationally by the Treasury function. SEK’s risk appetite for market risk is low, and the strategy for managing market risk aims to ensure a stable net interest income.

SEK conducts no active trading, and the intention is to hold all assets and liabilities to maturity. The Company borrows funds by issuing bonds or other debt instruments which, regardless of the market risk exposures in the bonds, are hedged by being swapped via derivatives to a floating interest rate. Borrowed funds are used either immediately for lending, mainly at floating interest rates, or alternatively through derivatives at a floating rate, or to ensure that SEK has adequate liquidity in the form of liquidity investments and liquidity reserves. The duration of available funding matches the duration of lending and the maturity profile of liquidity investments are adapted to ensure that funds are available for committed undisbursed loans.

Unrealized changes in fair value affect the value of SEK’s assets and liabilities and impact both earnings and SEK’s own funds. SEK’s largest net exposures are to changes in interest rates, basis spreads and credit spreads. Those risks are managed by having established limits and daily limit monitoring. Interest rate and currency risk excluding unrealized changes in fair value are kept low by matching assets and liabilities or through the use of derivatives. In addition, accrued gains and losses in foreign currency are regularly converted to Swedish kronor.

Market risk exposures are measured and reported on a daily basis to the CEO, and the Board’s Finance and Risk Committee at scheduled meetings. Cases where limits are exceeded are escalated without delay to the CEO, and the Board’s Finance and Risk Committee.

ESG - related factors can give rise to movements in the financial markets, which can affect SEK’s market risk. The assessment is that ESG - related factors currently do not have a significant impact on SEK’s market risk.

Risk measurement

The following describes how SEK measures market risk internally. The State compensates SEK for all interest rate differentials, borrowing costs and net foreign-exchange losses within the CIRR-system (see Note 1). The CIRR-system is therefore reported separately.

Risk to net interest income

The risk to net interest income (NII) pertains to SEK’s overall business profile, particularly the balance between interest-bearing assets and liabilities in terms of volume and repricing periods, as well as cases where funding and lending are not matched in terms of currency and where those imbalances are managed by the use of derivatives. The primary way of measuring the risk to NII is by shifting all interest rates 100 basis points and all cross-currency basis spreads 20 basis points over the next 12-month period. At the end of 2023, the risk to NII from changes in interest rates and cross-currency basis spreads amounted to Skr 173 million (year-end 2022: Skr 201 million).

Value-at-Risk and stressed Value-at-Risk

SEK uses stressed Value-at-Risk (sVaR) as the primary market risk metric regarding unrealized value changes. Value-at-Risk (VaR) is a statistical technique used to measure and quantify the level of financial risk over a specific time frame at a predefined confidence level. SEK uses a historical simulation VaR model that applies daily historic market movements from the past two years to current positions and estimates the expected loss for a time horizon of one day. Market parameters used as risk factors are interest rates, basis spreads, credit spreads, FX rates, equities, commodity and equity indices as well as volatilities of swaptions, caps/floors, FX, equities and commodity and equity indices. VaR is calculated for SEK’s portfolio and separately for the liquidity portfolio for positions on the balance sheet that impact own funds.

Stressed VaR (sVaR) is calculated using the same risk factors and overall methodology as VaR, but where a one-year stressed period is applied instead. Stressed VaR is measured at a 99 percent confidence level. At the end of 2023, sVaR for positions affecting own funds amounted to Skr 51 million (year-end 2022: Skr 83 million), the main risk drivers being basis spreads and interest rates.

Complementary stress tests

SEK regularly conducts stress tests by applying historically observed market movements (historical scenarios) and movements that potentially could occur in the future (hypothetical or forward-looking scenarios). The hypothetical scenarios include interest rate chocks and reversed stress tests. Analyses of this type provide management with insight into the potential impact on SEK from significant movements in market risk factors or broader market scenarios, and continuously ensure that the risk measurement remains effective.

Risk-specific measures

The risk to NII,VaR, sVaR and stress tests are complemented with risk-specific measures, including interest rate risk measures, spread-risk measures, and currency-risk measures. These are further described in the following table.

Market risk, type	Definition	Risk profile
Interest rate risk regarding changes in the economic value of SEK’s portfolio (EVE)	The interest rate risk regarding changes in economic value is calculated by means of a 100 basis-point parallel shift in all yield curves, as well as rotations of all yield curves.

The risk pertains to SEK’s overall business profile, particularly the balance between interest-bearing assets and liabilities in terms of volume and fixed interest terms. The risk measurement captures the long-term impact of changes in interest rates.

Credit spread risk in assets

Credit spread risk in assets is calculated as the potential impact on SEK’s own funds, in the form of unrealized gains or losses, as a result of a 100 basis-point shift in the credit spreads for assets measured at fair value.

The risk is attributable to SEK’s liquidity portfolio.
Credit spread risk in own debt	Credit spread risk in own debt is calculated as the potential impact on SEK’s equity, in the form of unrealized gains or losses, resulting from a 20 basis points change in SEK’s own credit spreads.	The risk is attributable to SEK’s structured debt measured at fair value.
Cross-currency basis spread risk

The cross-currency basis spread risk measures the potential impact on SEK’s own funds, in the form of unrealized gains or losses, as a result of changes in cross-currency basis spreads by 20 basis points.

The risk is attributable to cross-currency basis swaps used by SEK to hedge the currency risk in the portfolio.
Currency risk

The risk is calculated as the change in value of all foreign currency positions excluding unrealized changes in fair value at an assumed ten percentage-point change in the exchange rate between the respective currency and the Swedish krona.

The foreign exchange position mainly arises on an ongoing basis due to differences between revenues and costs in foreign currency.
Tenor basis spread risk

Tenor basis spread risk measures the potential impact on SEK’s economic value, in the form of unrealized gains or losses, as a result of ten basis point shifts of interest rate curves of different tenors.

The risk is attributable to lending and borrowing with one and six month tenors which are not swapped to three month tenors.
Other risks (equity, commodity and volatility risks)

Equity risk, equity volatility risk, commodity risk, commodity volatility risk, FX volatility risk and interest rate volatility risk all measures unrealized gains or losses and are calculated by stress tests of underlying indices or volatilities.

SEK’s interest rate volatility risk is mainly attributable to embedded interest rate floors in lending transactions, while equity and commodity risks, as well as FX volatility risks, only arise from structured borrowing. Although all structured cash flows are matched through a hedging swap, there could be an impact on SEK’s result. These risks are low, and arise because valuation of the bond, but not the swap, takes SEK’s own credit spread into account.

Risk monitoring

Market risks are measured, analyzed and reported to senior management on a daily basis. Cases where limits are exceeded are escalated without delay and managed pursuant to documented instructions. Market risk development and stress tests are reported to management on a monthly basis, and to the Board and the Board’s Finance and Risk Committee quarterly.

Risk information

For a supplementary and expanded account of the market risk-related information, refer to the separate risk report, “Capital Adequacy and Risk Management (Pillar 3) Report 2023”.

Change in value should the market interest rate rise by one percentage point

Impact on the value of assets and liabilities, including derivatives, should the market interest rate rise by one percentage point (+1 percent).

	2023		2022
		of which, financial instruments		of which, financial instruments
		measured at fair		measured at fair
		value through profit or		value
Skr mn	Total	loss	Total	through profit or loss
Foreign currency	-159	142	-101	167
Swedish kronor	-160	55	-351	18
Total	-319	197	-452	185

Change in value should the market interest rate decline by one percentage point

Impact on the value of assets and liabilities, including derivatives, should the market interest rate decline by one percentage point (-1 percent).

	2023			2022
		of which, financial instruments		of which, financial instruments
		measured at fair		measured at fair
		value through profit or		value
Skr mn	Total	loss	Total	through profit or loss
Foreign currency	311	-128	129	-179
Swedish kronor	240	-53	437	-15
Total	551	-181	566	-194

Assets, liabilities and derivatives denominated in foreign currency

Assets, liabilities and derivatives denominated in foreign currency (meaning currencies other than Swedish kronor) have been translated to Swedish kronor using the exchange rates applying at year-end between the currency concerned and Swedish kronor. The relevant exchange rates for the currencies representing the largest shares in the Group’s net assets and net liabilities in the balance sheet were as shown in the table below (expressed in Swedish kronor per unit of the particular foreign currency). Share at year end is the share of the total volume of assets and liabilities denominated in foreign currency. Currency positions at year-end are the net for each currency of all assets and liabilities in the balance sheet. The figures shown are carrying amounts.

	December 31, 2023			December 31, 2022
	Exchange		Currency positions	Exchange		Currency positions
Currency	rate	Share (%)	(Skr mn)	rate	Share (%)	(Skr mn)
USD	10.0332	1.7	-423	10.4055	0.5	-133
AUD	6.8410	1.1	271	7.0533	0.4	85
MXN	0.5938	0.5	-116	0.5360	0.5	-121
CHF	11.9767	0.3	62	11.2623	0.2	52
GBP	12.7874	0.3	-62	12.5567	0.3	-63
BRL	2.0687	0.3	-62	1.9705	0.1	-16
CLP	0.0115	0.2	-37	0.0121	0.3	-74
EUR	11.1091	0.0	-2	11.1122	0.7	-178
Other	—	0.9	-41	—	0.4	87
Total foreign currency position		5.3	-410		3.4	-361

In accordance with SEK’s strategy for risk management, currency positions attributable to unrealized changes in fair value are not hedged. Currency positions excluding unrealized changes in fair value amounted to Skr -7 million (year-end 2022: Skr 13 million) at year end. Assets and liabilities denominated in foreign currency are included in the total volumes of assets and liabilities in the following amounts.

Skr mn	December 31, 2023	December 31, 2022
Total assets	365,929	375,474
of which, denominated in foreign currencies	233,855	291,952
Total liabilities	343,083	353,899
of which, denominated in foreign currencies	234,264	292,313

Liquidity risk

Liquidity risk is the risk, within a defined period of time, of the Company not being able to refinance its existing assets or being unable to meet the need for increased liquidity. Liquidity risk also includes the risk of having to borrow funds at unfavorable interest rates or needing to sell assets at unfavorable prices in order to meet payment commitments. Liquidity risk encompasses financing risk and market liquidity risk.

Risk management

SEK’s Board has overall responsibility for liquidity risk and establishes policy documents for liquidity risk management. In addition, the CEO establishes instructions for operational management. Liquidity risk is managed operationally by the Treasury function. Liquidity risk is measured and reported regularly to the relevant managers, senior management, the CEO, and the Board and its committees. SEK’s risk appetite for both operative and structural liquidity risk is low and SEK’s overall strategy is to reduce the liquidity risks arising from SEK’s business strategy.

SEK has low tolerance for long-term structural liquidity risk and financing must be available throughout the maturity for all credit commitments, pertaining to both outstanding and committed undisbursed loans. The Company includes the credit facility with the Swedish National Debt Office as available borrowing. For information on the credit facility, see Note 27.

Borrowed funds not yet used to finance credits must be invested in interest-bearing securities, also known as liquidity investments. The management of liquidity investments is regulated in the Financing and liquidity Strategy established by the Board’s Finance and Risk Committee. The liquidity investments consists of the liquidity reserve and other investments, which together amount to SEK’s liquidity portfolio.

The maturity profile of liquidity investments is matched against the net of borrowing and lending. Investments must be made in assets of good credit quality. Such investments should take into account the liquidity of the investment under normal market conditions and the investment’s currency must comply with established guidelines. SEK intends to hold these assets to maturity and only divest them should circumstances so demand. The liquidity reserve, in which only securities regarded as highly liquid are included, accounts for a large portion of SEK’s liquidity investments. The purpose of the liquidity reserve is to safeguard SEK’s short-term solvency, and to fulfill the Company’s requirement for the lowest liquidity coverage ratio (LCR).

SEK’s borrowing strategy is regulated in the Financing and liquidity Strategy Policy, which is established by the Board’s Finance and Risk Committee. For the purpose of ensuring access to short-term funding, SEK has revolving borrowing programs for maturities of less than one year, including a US Commercial Paper Program (UCP) and a European Commercial Paper program (ECP). To secure access to substantial volumes of non-current borrowing, and to ensure that insufficient liquidity or investment appetite among individual borrowing sources does not constitute an obstacle to operations, SEK issues bonds with different structures, currencies and maturities. SEK also issues bonds in many different geographic markets. With regard to maturity, no refinance risk is allowed on an aggregated level.

SEK has a contingency plan for the management of liquidity crises, which is issued by the CEO. The plan describes what constitutes a liquidity crisis according to SEK and what actions SEK intends to take if such a crisis is deemed to have occurred. The plan also describes the decision-making structure during a liquidity crisis. An internal and external communication plan is also included. The contingency plan is also closely linked to the results of the scenario analyses that are performed regularly, whereby various actions are taken to increase the release of cash and cash equivalents that have been analyzed with a preventive purpose.

ESG-related risks can impact liquidity risks directly, through transmission channels like limitation to raise funds or difficulties to divest liquid assets, or indirectly in the form of increased drawdowns on credit lines from customers. Considering SEK’s assets, the conclusion is that ESG-risks currently does not have a significant impact on SEK’s liquidity risk.

Risk measurement

In the short term, liquidity risk is monitored mainly through measurement of the liquidity coverage ratio (LCR), which shows SEK’s highly liquid assets in relation to its net cash outflows for the next 30 calendar days. Cash flow forecasts of up to one year are prepared regularly according to various scenarios. SEK’s policy for long-term structural liquidity risk is not to accept refinancing risk on an aggregated level. Forecasts are made of the relationship between borrowing, including equity, and lending over time. A net stable funding ratio (NSFR) is also estimated. The NSFR measures the volume of available stable funding in relation to the need for stable funding. SEK also performs regular liquidity stress tests.

Risk monitoring

Liquidity risk is monitored through regular analysis and reporting to the Executive Committee, the Board’s Finance and Risk Committee, the Board of Directors and the Treasury function. Reports are submitted to the Board on a regular basis and cover monitoring of LCR, NSFR, internal metrics, liquidity portfolio composition and liquidity stress tests.

Risk information

For a supplementary and expanded account of the liquidity and refinancing risk-related information, refer to the separate risk report, “Capital Adequacy and Risk Management (Pillar 3) Report 2023”.

Liquidity reserve[1]

	December 31, 2023
Skr bn	Total	SKR	EUR	USD	Other
Securities issued or guaranteed by sovereigns, central banks or multilateral development banks	24.1	8.0	3.9	11.9	0.3
Securities issued or guaranteed by municipalities or other public entities	16.5	5.0	4.7	6.8	—
Covered bonds issued by other institutions	12.7	12.7	—	—	—
Balances with National Debt Office	1.0	1.0	—	—	—
Total liquidity reserve	54.3	26.7	8.6	18.7	0.3

	December 31, 2022
Skr bn	Total	SKR	EUR	USD	Other
Securities issued or guaranteed by sovereigns, central banks or multilateral development banks	30.1	4.7	7.2	18.1	0.1
Securities issued or guaranteed by municipalities or other public entities	27.9	10.1	1.6	16.2	—
Covered bonds issued by other institutions	12.0	12.0	—	—	—
Balances with National Debt Office	3.0	3.0	—	—	—
Total liquidity reserve	73.0	29.8	8.8	34.3	0.1
1	The liquidity reserve is a part of SEK’s liquidity investments.

Liquidity investments by remaining maturity (“M”)

Percent	Dec 31, 2023	Dec 31, 2022
M ≤ 1 year	82	90
1 year < M ≤ 3 years	18	10
M > 3 years	—	—

Key figures for liquidity risk

Percent	Dec 31, 2023	Dec 31, 2022
LCR under EU Commission’s delegated act	494	311
NSFR	131	119

Liquidity investments by exposure type

Percent	Dec 31, 2022	Dec 31, 2022
States and multilateral development banks	45	46
Local governments	29	37
Covered bonds	22	16
Financial institutions	3	1
Corporates	—	—

Contractual flows

	December 31, 2023
		Due	Due	Due	Due
	Due	1 month < 3	3 months < 1	1 year < 3	3 years < 5	Due > 5		Discounting	Carrying
Skr mn	< 1 month	months	year	years	years	years	Total cash flow	effect	amount
Financial assets
Cash and cash equivalents	3,483	—	—	—	—	—	3,483	-1	3,482
Treasuries/government bonds	–	9,364	2,277	—	—	—	11,641	-116	11,525
Other interest-bearing securities except loans	11,646	12,476	7,826	10,590	—	—	42,538	-977	41,561
Loans in the form of interest - bearing securities	309	2,003	7,822	22,951	10,926	16,338	60,349	-9,122	51,227
Loans to credit institutions	11,681	135	1,717	1,777	944	4,389	20,643	-1,634	19,009
Loans to the public	7,672	9,948	42,957	86,141	43,403	63,114	253,235	-29,070	224,165
Derivatives	59	-55	-1,095	3,250	2,772	3,055	7,986	-1,554	6,432
of which cash inflow in currency derivatives	364	5,406	2,927	8,798	10,098	9,828	37,421
of which cash outflow in currency derivatives	-344	-5,363	-2,885	-8,151	-8,970	-9,000	-34,713
Total	34,850	33,871	61,504	124,709	58,045	86,896	399,875	-42,474	357,401
of which derivatives in hedge relationship	-103	-624	-3,007	1,495	1,711	2,031	1,503	-697	806

	December 31, 2023
		Due	Due	Due	Due
	Due	1 month <	3 months	1 year < 3	3 years < 5	Due > 5		Discounting	Carrying
Skr mn	< 1 month	3 months	< 1 year	years	years	years	Total cash flow	effect	amount
Financial liabilities
Borrowings from credit institutions	-3,628	—	—	—	—	—	-3,628	—	-3,628
Debt securities issued	-4,381	-30,826	-54,853	-159,014	-55,627	-56,548	-361,249	47,141	-314,108
Derivatives	-1,543	-1,919	-3,165	-2,805	-618	-1,372	-11,422	-1,215	-12,637
of which cash inflow in currency derivatives	8,391	12,358	39,175	29,220	3,285	2,237	94,666
of which cash outflow in currency derivatives	-9,283	-13,803	-42,143	-31,770	-3,577	-2,866	-103,442
Total	-9,552	-32,745	-58,018	-161,819	-56,245	-57,920	-376,299	45,926	-330,373
of which derivatives in hedge relationship	-37	-250	-1,014	-1,125	-189	-817	-3,432	264	-3,168
Commitments
Committed undisbursed loans	-2,188	-1,043	-15,063	-19,071	-2,843	40,208
Liquidity surplus (+)/ deficit (-)	23,110	83	-11,577	-56,181	-1,043	69,184	23,576
Accumulated liquidity surplus (+)/deficit (-)	23,110	23,193	11,616	-44,565	-45,608	23,576	23,576

In addition to the instruments in the Statement of Financial Position and committed undisbursed loans, SEK has additional available funds consisting of a credit facility with the Swedish National Debt Office,see Note 27. With regard to deficits in cash flow with maturities between one and three years and three and five years, SEK intends to refinance these through borrowing on the financial market.

Assets with repayments subject to notice are assumed to occur on the maturity date. Derivatives with payments subject to notice are assumed to be repaid on the maturity date regardless of whether SEK or the counterparty has the right to invoke repayments. Liabilities where only SEK has the right to early repayments are assumed to be repaid on the maturity date. Embedded financial derivatives in financial assets and liabilities have been handled in the same way as its host contract. It is unlikely that the applied precautionary principle regarding cash flows on derivatives will be a real outcome. Cash collateral according to collateral agreements for derivative contracts is assumed to mature within the first maturity interval. Differences between book values and future cash flows for financial assets and financial liabilities are reported in the column “Discount effect”. The following items other than financial instruments have an approximate expected recovery time of less than 12 months: other assets; prepaid expenses; accrued revenue; other liabilities; accrued expenses; and prepaid revenue. All other balance sheet items other than financial instruments have an approximate expected recovery time of 12 months or more.

The amounts above include interest, except for committed undisbursed loans.

	December 31, 2022
		Due	Due	Due	Due
	Due	1 month <	3 months	1 year < 3	3 years < 5	Due		Discounting	Carrying
Skr mn	< 1 month	3 months	< 1 year	years	years	> 5 years	Total cash flow	effect	amount
Financial assets
Cash and cash equivalents	4,053	—	—	—	—	—	4,053	7	4,060
Treasuries/government bonds	4,149	8,749	2,223	—	—	—	15,121	-73	15,048
Other interest-bearing securities except loans	12,983	17,791	19,706	7,685	—	—	58,165	-1,021	57,144
Loans in the form of interest-bearing securities	368	317	9,257	22,498	14,449	17,893	64,782	-10,525	54,257
Loans to credit institutions	10,824	271	2,485	2,389	1,970	5,285	23,224	-1,079	22,145
Loans to the public	6,020	12,350	34,214	84,867	45,683	52,149	235,283	-27,546	207,737
Derivatives	1,035	2,700	3,485	1,066	1,065	2,682	12,033	-1,729	10,304
of which cash inflow in currency derivatives	5,461	17,826	43,773	14,767	6,076	6,012	93,915
of which cash outflow in currency derivatives	-4,544	-15,538	-40,380	-14,257	-5,250	-5,288	-85,257
Total	39,432	42,178	71,370	118,505	63,167	78,009	412,661	-41,966	370,695
of which derivatives in hedge relationship	-16	59	130	257	608	1,079	2,117	-531	1,586

	December 31, 2022
		Due	Due	Due	Due
	Due	1 month <	3 months	1 year < 3	3 years < 5	Due > 5		Discounting	Carrying
Skr mn	< 1 month	3 months	< 1 year	years	years	years	Total cash flow	effect	amount
Financial liabilities
Borrowings from credit institutions	-7,153	—	—	—	—	—	-7,153	0	-7,153
Borrowings from the public	—	—	—	—	—	—	—	—	—
Debt securities issued	-12,894	-31,803	-105,290	-121,741	-42,690	-49,181	-363,599	44,482	-319,117
Derivatives	-1,398	-3,467	-4,440	-3,407	632	673	-11,407	-1,780	-13,187
of which cash inflow in currency derivatives	881	10,948	15,660	25,532	4,782	3,793	61,596
of which cash outflow in currency derivatives	-1,064	-13,306	-17,293	-28,734	-5,069	-4,582	-70,048
Total	-21,445	-35,270	-109,730	-125,148	-42,058	-48,508	-382,159	42,702	-339,457
of which derivatives in hedge relationship	-426	-967	-5,642	-5,083	-546	-513	-13,177	943	-12,234
Commitments
Committed undisbursed loans	-4,871	-860	-26,663	-16,224	201	48,415
Liquidity surplus (+)/ deficit (-)	13,116	6,048	-65,023	-22,867	21,310	77,916	30,500
Accumulated liquidity surplus (+)/deficit (-)	13,116	19,164	-45,859	-68,726	-47,416	30,500	30,500

Operational risk

Operational risk is the risk of losses stemming from inadequate or failed internal processes, people and systems or from external events. Operational risk includes legal risks, information and communications technology (ICT) and information security risks.

Risk management

All activities conducted within SEK are exposed to operational risks. The risk appetite for operational risk is low, which means that SEK does not accept any severe operational risks in its business. Active work is carried out to avoid and reduce operational risks to a level where they neither hinder nor prevent the implementation of SEK’s strategy and business plan. Costs associated with reducing operational risks must be reasonable and in proportion to the intended effects and the expected results of the mitigating actions. Managers of each of SEK’s main functions are responsible for the effective management of operational risk within their own function. To support operational risk management, SEK works in compliance with internal policy documents in accordance with SEK’s risk framework.

The risk function is responsible for independent monitoring and control of SEK’s operational risks.

Risk measurement

SEK measures operational risk levels at least every quarter. The risk level is based on an assessment of expected loss as a result of identified operational risks, the scope of loss due to incidents, key risk indicators and whether any breaches of rules related to operations requiring permits have occurred. SEK uses the standardized approach in calculating the capital requirement for operational risk.

Risk monitoring

SEK’s work on operational risk is conducted at all levels of the organization to ensure that the Company is able to identify and reduce risk. All risk-related incidents are registered in an IT-based incident reporting system. The root cause of each reported risk event is analyzed and actions are taken if necessary to prevent reoccurrence.

By means of the New Product Approval Process (NPAP), SEK prevents the Company from unknowingly taking on risks that it is unable to manage. All functions within SEK perform regular self-assessments of their operations in order to identify and reduce major risks. These assessments include identification of ICT and cybersecurity risks. The self-assessments and the subsequent analysis are coordinated with business planning and the internal capital assessment. The risk function carries out aggregated monitoring and analysis of the risks and action plans, as well as of significant operational risk events. Before an elevated risk is reduced, the implemented measures are tested to ensure that the risk has been reduced to an acceptable level.

The risk function reports regularly and at least quarterly to the CEO and the Board and follows up on operational risk against the risk appetite and examines reported incidents that indicate a critical risk by carrying out a consequential analysis and preparing an action plan in relation thereto. It also follows up on key risk indicators and their limit values, as well as deviations in compliance with internal rules for operational risk, such as risk policy and risk strategy.

Risk information

For a supplementary and expanded account of the operational risk-related information, refer to the separate risk report, “Capital Adequacy and Risk Management (Pillar 3) Report 2023”.

Sustainability risk

Sustainability risk is the risk that SEK’s lending operations or liquidity investments have a negative direct or indirect effect in the areas of ethics, anti-corruption, environment and climate, human rights or labor conditions (impact-out). Human rights include the rights of the child, labor conditions include gender equality and diversity, and ethics include tax transparency.

ESG factors are environmental, social and governance-related factors that could potentially have a positive or negative effect on the financial position or solvency of SEK’s counterparties and, ultimately, on SEK’s financial risks (impact-in). ESG factors have been integrated into SEK’s assessment of counterparties’ creditworthiness.

Transmission channels are the causal chains that explain how E, S and G factors and risk drivers can have a negative impact on SEK’s counterparties’ financial position or solvency and, by extension, affect SEK’s financial risks (impact-in risk). The transmission channels can be of a micro- or macroeconomic type.

Risk management

SEK’s sustainability risk management, including reporting, takes place from a double materiality perspective. This means that SEK continuously identifies, measures, controls and reports:

The risk that SEK’s operations directly or indirectly affect the environment and society negatively in the areas of environment and climate, social and governance (impact-out), as well as

The risk of negative financial impact on the Company as a result of current or future effects in the areas of environment and climate, social and governance (impact-in). Impact-in risks are managed within the financial risk categories.

The Board of Directors is ultimately responsible for ensuring that active and forward-looking sustainability work is conducted at SEK. The Board resolves on a sustainability strategy and goals in conjunction with the business plan and risk strategy, which include addressing sustainability risks. The Board also decides on SEK’s “Sustainable finance policy”, which stipulates basic principles for SEK’s lending. These principles also form the basis of the Company’s risk appetite for sustainability risk. SEK has a low to moderate risk appetite for sustainability risk (the net risk). The moderate aspect is related to environmental and climate risk. SEK does not enter into new business related to the financing of fossil fuel operations, but can still finance operations with high emissions, provided that these are deemed to contribute positively to the transition over time. In the coming years, when methods and data quality improve, SEK will be able to assess in a more robust way whether the emissions reduction trajectories for its counterparties’ operations are in line with the Paris Agreement’s 1.5 degree goal.

SEK’s uses a risk based approach for managing sustainability risks. This means that the SEK performs more and deeper analysis for transactions with a higher risk. SEK only engages in transactions for which SEK has conducted procedures for gaining understanding of the company and its business relations (know your customer activities) in accordance with current regulations. SEK’s process for managing sustainability risks is part of the regular credit process.

At the end of 2023 and within the annual review of SEK’s risk framework, the Board adopted a new risk taxonomy that will enter into force in 2024. The new risk taxonomy has been updated in such a way that the sustainability impact-out risks are now defined as environmental and climate risks, social risks and governance risks. In the updated taxonomy, these risks are categorized as top risks. Environmental and climate risks include risks related to climate change, water and marine resources, resource use and circular economy, pollution and biodiversity and ecosystems. Social risks include workers in the value chain, affected communities, consumers and end users as well as own employees. Governance risks include financial crime and business ethics.

Risk measurement

Potential sustainability risks are identified and assessed at country, counterparty, and or business transaction level.

Country — Countries are classified according to the risk of corruption, negative impact on human rights including labor conditions and the risk of money laundering, financing of terrorism and non-transparent tax jurisdiction.

Counterparty — Checks are conducted as part of know your customer, including ownership checks and checks against international sanction lists, as well as whether the counterparty has been involved in significant sustainability-related incidents.

Business transaction level — i) Projects and project-related financing are classified based on their potential societal and environmental impact according to the OECD’s framework for export credits or the Equator Principles. Category A projects potentially have a material impact, category B projects potentially have some impact, and category C projects have little or no potential impact. ii) Other business transactions are analyzed to assess the risk of corruption, negative environmental or climate impact, negative effects on human rights and labor conditions and the risk of money laundering, financing of terrorism and operation in a non-transparent tax jurisdiction.

Risk monitoring

Sustainability risk is monitored through regular analysis of elevated risks, follow-up of the Company’s risk appetite and reporting to the Board of Directors. Project or project-related funding with an identified elevated sustainability risk is monitored via continuous checks of compliance with the agreement’s sustainability clauses. SEK performs stress tests for climate-related transitions risks annually in order to identify climate related financial (impact – in) risks. The results of the scenario analyses and stress tests are reported to the Executive Committee, the Finance and Risk Committee and to the Board.

Risk information

For a supplementary of the sustainability risk related information, refer to the separate risk report, “Capital Adequacy and Risk Management (Pillar 3) Report 2023”.